Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 33,088		$ 27,004	$ 12,916
Gross profit / (loss)	13,459		10,971	5,880
Net gain from fair value adjustment of investment properties	(22,605)		(4,352)	(17,549)
General and administrative expenses	(3,869)		(3,219)	(1,639)
Selling expenses	(4,663)		(4,007)	(1,842)
Other operating results, net	582		(206)	(32)
Profit / (loss) from operations	28,114		7,879	19,903
Share of profit of associates and joint ventures	(721)		109	508
Segment profit / (loss)	21,295		5,220	10,078
Investment in associates and joint ventures	24,650		7,885
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,308		4,311	3,289
Costs	(1,066)		(912)	(658)
Gross profit / (loss)	4,242		3,399	2,631
Net gain from fair value adjustment of investment properties	21,347		4,271	18,209
General and administrative expenses	(903)		(683)	(487)
Selling expenses	(432)		(355)	(264)
Other operating results, net	(78)		(68)	(12)
Profit / (loss) from operations	24,176		6,564	20,077
Share of profit of associates and joint ventures	(1,269)	[1]	(94)	127
Segment profit / (loss)	22,907		6,470	20,204
Investment properties and trading properties	64,894		41,794	36,972
Investment in associates and joint ventures	1,018	[2]	2,719	1,967
Other operating assets	531		372	355
Operating assets	66,443		44,885	39,294
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,665		3,047	2,409
Costs	(330)		(350)	(250)
Gross profit / (loss)	3,335		2,697	2,159
Net gain from fair value adjustment of investment properties	11,340		2,068	16,132
General and administrative expenses	(320)		(261)	(179)
Selling expenses	(238)		(188)	(145)
Other operating results, net	(57)		(58)	(63)
Profit / (loss) from operations	14,060		4,258	17,904
Share of profit of associates and joint ventures		[1]
Segment profit / (loss)	14,060		4,258	17,904
Investment properties and trading properties	40,468		28,799	26,613
Investment in associates and joint ventures		[2]
Other operating assets	82		79	75
Operating assets	40,550		28,878	26,688
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	532		434	332
Costs	(45)		(29)	(25)
Gross profit / (loss)	487		405	307
Net gain from fair value adjustment of investment properties	5,004		1,359	1,268
General and administrative expenses	(87)		(70)	(85)
Selling expenses	(57)		(46)	(24)
Other operating results, net	(4)		(12)	(6)
Profit / (loss) from operations	5,343		1,636	1,460
Share of profit of associates and joint ventures		[1]
Segment profit / (loss)	5,343		1,636	1,460
Investment properties and trading properties	13,132		7,422	5,534
Investment in associates and joint ventures		[2]
Other operating assets	42		77	21
Operating assets	13,174		7,499	5,555
Operations Center in Argentina [Member] | Sales and Developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	120		99	8
Costs	(44)		(43)	(20)
Gross profit / (loss)	76		56	(12)
Net gain from fair value adjustment of investment properties	4,771		849	773
General and administrative expenses	(78)		(40)	(24)
Selling expenses	(21)		(21)	(23)
Other operating results, net	11		(36)	(34)
Profit / (loss) from operations	4,759		808	680
Share of profit of associates and joint ventures	26	[1]	14	5
Segment profit / (loss)	4,785		822	685
Investment properties and trading properties	10,669		5,326	4,573
Investment in associates and joint ventures	163	[2]	95	62
Other operating assets	46		47	93
Operating assets	10,878		5,468	4,728
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	973		725	534
Costs	(624)		(486)	(361)
Gross profit / (loss)	349		239	173
Net gain from fair value adjustment of investment properties
General and administrative expenses	(193)		(135)	(103)
Selling expenses	(114)		(97)	(69)
Other operating results, net	(17)		(1)	(2)
Profit / (loss) from operations	25		6	(1)
Share of profit of associates and joint ventures		[1]
Segment profit / (loss)	25		6	(1)
Investment properties and trading properties
Investment in associates and joint ventures		[2]
Other operating assets	172		167	164
Operating assets	172		167	164
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(46)		(43)	(24)
Selling expenses
Other operating results, net	(23)		27	92
Profit / (loss) from operations	(69)		(16)	68
Share of profit of associates and joint ventures	(1,923)	[1]	(196)	(129)
Segment profit / (loss)	(1,992)		(212)	(61)
Investment properties and trading properties
Investment in associates and joint ventures	(1,740)	[2]	570	143
Other operating assets	89		2	2
Operating assets	(1,651)		572	145
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(151)		(132)	(72)
Selling expenses
Other operating results, net
Profit / (loss) from operations	(151)		(132)	(72)
Share of profit of associates and joint ventures		[1]
Segment profit / (loss)	(151)		(132)	(72)
Investment properties and trading properties
Investment in associates and joint ventures		[2]
Other operating assets
Operating assets
Operations Center in Argentina [Member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	18		6	6
Costs	(23)		(4)	(2)
Gross profit / (loss)	(5)		2	4
Net gain from fair value adjustment of investment properties	232		(5)	36
General and administrative expenses	(28)		(2)
Selling expenses	(2)		(3)	(3)
Other operating results, net	12		12	1
Profit / (loss) from operations	209		4	38
Share of profit of associates and joint ventures	628	[1]	88	251
Segment profit / (loss)	837		92	289
Investment properties and trading properties	625		247	252
Investment in associates and joint ventures	2,595	[2]	2,054	1,762
Other operating assets	100
Operating assets	$ 3,320		$ 2,301	$ 2,014

[1]	Includes the results of New Lipstick for Ps. (2,380). See Note 18
[2]	Includes the investments in Condor for Ps. 697 and New Lipstick for Ps. (2,437). See Note 18.